Vanguard Dividend Growth Fund Expense Example - Investor Prospectus [Member] - Vanguard Dividend Growth Fund - Investor Shares	Jan. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280